Related Party Transactions and Balances (Details) - Schedule of related parties	12 Months Ended
Sep. 30, 2021
Jianbo Zhang [Member]
Related Party Transaction [Line Items]
Name of related parties	Founder and ultimate controlling shareholder, CEO
Beijing Renda Finance and Education Technology Co., Ltd (“Renda”) [Member]
Related Party Transaction [Line Items]
Name of related parties	A company controlled by the founder and ultimate controlling shareholder, CEO from March 23, 3009 to April 26, 2018
Jinan Wanze Education Information Consulting Co., Ltd. (“Jinan Wanze”) [Member]
Related Party Transaction [Line Items]
Name of related parties	A company controlled by the founder and ultimate controlling shareholder, CEO from May 10, 2011 to July 26, 2018